James Doolin
                      President, Hangman Productions, Inc.
                            1223 Wilshire Blvd. #912
                             Santa Monica, CA 90403

                                        TELEPHONE: (310) 795-0252
                                        FACSIMILE: (702) 989-1154

September 27, 2004

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0305


Re: Amended Registration Statement on Form 10SB12G of Hangman Productions, Inc., a Utah corporation (the "Company")

    Commission File No. 000-50892

Ladies and Gentlemen:

     Attached is the above-referenced amended Registration Statement, which has been prepared in response to your comment letter dated September 2, 2004. The numbered paragraphs below correspond to the paragraph numbers in your letter.

     1. Page numbers have been inserted throughout the document.

     2. All disclosure regarding the resale of automobiles and the Company's ability to generate brand recognition among car buyers have been removed. These disclosures were in error and are not related to the Company's business.

     3. Revised as noted.

     Other than pursuing potential business prospects and opportunities, the Company did not engage in any business operations between August 1999 and November 2001. The $20,000 in proceeds from the Company's private offerings in November, 1999, have been used to fund the Company's prospecting activities as well as legal and accounting fees. Proceeds from the Company's private offerings have also been used to fund the Company's current activities in the film and entertainment industry.

     4.Revised as noted.

     In August of 1999, the Company authorized and subsequently issued 400,000 shares of common stock to four individuals pursuant to a Pre-organization Subscription Agreement. A Pre-organization subscription agreement is recognized in most states, including Utah, and is specifically mentioned in
     Section 61-1-14(2) of the Utah Uniform Securities Act as an exempt issuance of securities. The Pre-organization subscription agreement was accepted by the Company and the shares were issued effective on incorporation. The shares were issued for cash at $0.01 per share for a total of $4,000.

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     5.  Revised as noted.

     Hangman's first objective is to build its content library. Supply of content will be generated and developed through screenplay contests hosted by the Company. The Company has developed and will continue to develop websites for these contests. The Company is currently hosting a contest at www.hangmanproductions.com and screenwriterscontest.net. The Company's contest, named the Screenplay ShootOut!, began July 1, 2004 and will end October 31, 2004. The Screenplay ShootOut! is a contest designed to help young and undiscovered writers break into the filmmaking industry. In addition to a 1st place prize of $5,000, 2nd place $500, and 3rd place $250 prize, the top finalists will receive consideration from Benderspink Management and Production ("Benderspink"), a management and production company in Hollywood, California. The top five finalists will be announced December 1, 2004. The three winners will be announced January 15, 2005.

     As of September 9, 2004, the Company's contest has attracted 57 submissions, generating $1,986 in accrued revenue. Although Benderspink will provide consideration for the top five finalists of the contest, the Company has no other affiliation or association with Benderspink. The Company does not plan to receive monetary or any other consideration from Benderspink. At the deadline of the contest the Company will establish a panel of five to seven individuals to judge the contest's submissions. The panel of judges will include the Company's three executive officers and directors as well as two to four independent volunteers. The volunteers will be selected for their involvement in the film and entertainment industry. The volunteers have not yet been selected. The contests' judges will receive no consideration for their participation. The Company will have a standardized scoring system where all judges will evaluate the contestants' creativity, originality and technique. Due to the nature of the contest judging will be subjective based on the individual judges. To help to eliminate any bias all submissions will be read by at least three judges and the quantitative scoring system will take an average of the judges scores.

     The Company has advertised the Screenplay ShootOut! through several sources. The Company has created a marketing website, www.screenwriterscontest.net, to target word searches on internet search engines. The Company has also placed banner advertisements at www.moviebytes.com, www.screenwritersutopia.com and scriptsales.com. The banner advertisements at www.screenwritersutopia.com and scriptsales.com will run through the contest deadline of October 31, 2004. The Company has also created advertisement pamphlets. The Company has placed these pamphlets throughout Salt Lake City, Utah, Las Vegas, Nevada, and Los Angeles, California. The Company has concentrated on placing these pamphlets at Universities and high-traffic areas, such as restaurants and shopping malls within these cities. The Company's main website, www.hangmanproductions.com, attracted 1,380 total visits in July, 2004, 2,421 total visits in August, 2004, and has received 539 total visits from September 1, 2004 through September 9, 2004.

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     6. Revised as noted.

     The entry fee for the Screenplay ShootOut! is $25 for college students and $35 for all other entrants. Currently the contest entrance fee is the Company's only source of revenue and the only source of expected revenue for the next 12 to 24 months.

     7. Revised as noted.

     Hangman's second objective is to develop relationships with entertainment production and management companies. Other than the Company's association with Benderspink with the Screenplay ShootOut!, the Company does not currently have a relationship with any entertainment production or management companies. The Company plans to build relationships by developing partnerships with production companies on the Company's screenplay contests. Partnering with established production companies will provide the Company's screenplay contests a degree of credibility and will also allow the production companies a new source of content. Partnering with management and production companies will also help to establish distribution channels for the Company's collection of content. Hangman will negotiate with both the creator of the content and management and production companies to help facilitate transfer of ownership of the content. The Company will seek to earn a commission for its brokering services. Currently the Company does not have a partnership with any production or management companies other than its association with Benderspink on the Company's Screenplay ShootOut! The Company has not generated any revenue or commissions for brokering content between writers and production and management companies and does not plan on generating revenue from these activities for the next 12 to 24 months.

     Although Benderspink will provide consideration to the top five finalists of the contest, the Company has no other affiliation or association with Benderspink. The Company does not plan to receive monetary or any other consideration from Benderspink. The Company's future success on generating broker fees and commissions depends on its ability to establish relationships and partnerships with production and management companies.

     The Company believes that within the movie production and entertainment industry there is an enormous demand for content; however, at the same time it is difficult for undiscovered talent and content providers to submit their content to the key players in the industry. By hosting contests and partnering with established production companies, Hangman believes that it can meet both the needs of the content providers and the film studios. The Company's success depends on its ability to establish relationships with management and productions companies as well as with high-quality screenplay writers.

     8. Disclosure added in the Principal Products and Services and Management's Discussion and Analysis or Plan of Operation section as noted.

     Along with developing the Company's operations in the movie production and entertainment industry, the Company's management will continue to look for acquisitions or mergers or other opportunities that would be beneficial to the Company and its stockholders, though at this time there are no such opportunities or potential transactions.

     9. Revised as noted.

     Hangman is engaged in an ongoing process of developing and marketing new screenplay content. The Company has initiated its first screenplay contest. The contest is in association with a diversified management and production company, Benderspink Management and Production, that specializes in managing screenwriters, directors and actors. Although Benderspink will provide consideration for the top five finalists of the contest, the Company has no other affiliation or association with Benderspink. The Company does not plan to receive monetary or any other consideration from Benderspink. Hangman plans to continue hosting screenplay contests and will look to develop partnerships with management and production companies, which will benefit the Company and its contestants by building out its content distribution channels. Currently, the Company has not established partnerships with any management or production companies.

     The objective of the contest is to attract new and undiscovered screenwriters by offering prize money and consideration of the scripts by the associated production company, Benderspink. By providing consideration to the top five finalists of the Screenplay ShootOut!, Benderspink agrees to consider the finalists for management and/or development consideration. The Company will also provide the top three finalists with cash prizes totaling approximately $6,000.

     10. Disclosure added as noted.

     The Company entered into an indemnification agreement with Benderspink on May 1, 2004, by and between Benderspink and the Company. The general terms of the agreement are as follows:

          - The Company has created a screenplay contest for the Internet entitled "The 1st Annual Screenplay ShootOut" (the "Contest").

          - The Company desires to identify Benderspink as being associated with the Company's contest, which contest provides the top five finalists shall have their screenplays considered by Benderspink for management and/or development consideration.

          - The Company agrees to indemnify, defend and hold harmless Benderspink from and against all actions, proceedings, losses, costs, claims, damages, penalties, interest and expenses whatsoever, which Benderspink may suffer as a result of any claim, damage, cause of action, assessment, deficiency or judgment arising from or relating to the Company's contest.

     11. Any reference to Benderspink and exclusive agreements that Benderspink has with companies other than with Hangman have been omitted. These statements and distinctions have no significance or relevance to the Company or its operations.

     12. Revised as noted.

     Currently the Company's financial success relies solely on its contest entrants. These customers, the contest entrants, are the Company's only source of revenue. As of September 9, 2004, the Company's contest has attracted 57 submissions, generating $1,986 in revenue. Although Benderspink will provide consideration for the top five finalists of the contest, the Company has no other affiliation or association with Benderspink, and the Company does not plan to receive monetary or any other consideration from Benderspink or any other management or production company related to the Company's current contest. The Company's strategy is to attract high-quality and marketable content and distribute the content to management and production companies; however, other than the Company's association with Benderspink with the Screenplay ShootOut!, the Company does not currently have a relationship with any entertainment production or management companies. If the Company enters into partnerships or any other relationships with production and management companies, these customers will be necessary for the Company to generate brokering fees and commissions on the distribution side of the Company's business.

     13. Revised as noted.

     Our present and intended business operations are highly speculative and involve substantial risks. Only investors who can bear the risk of losing their entire investment should consider buying our shares. All risk factors that you should consider are the following.

     14. Subheadings have been revised to address material risks.

     15.  Revised  as noted.

     The Company's operating results are likely to fluctuate in the future as a result of a variety of factors. Some of these factors may include economic conditions, the amount and timing of the receipt of new business; timing of the Company's screenplay contests; the success of the Company's screenplay contests and the revenue generated from such contests, capital expenditures and other costs relating to the expansion of operations; the ability of the Company to develop contacts and establish a network within the entertainment production and management industry; the cost of advertising and related media; the introduction of new products or services by competitors; pricing changes in the industry; relative mix of lower cost full-time employees versus higher cost independent contractors. Due to all of the foregoing factors, the Company's operating results in any given quarter may fall below expectations. In such an event, any future trading price of the Company's common stock would likely be materially and adversely affected.

     16. Revised as noted.

     THE COMPANY'S BUSINESS MODEL MAY CHANGE OR EVOLVE

     The Company and its prospects must be considered in light of the risks, as identified in the Risk Factors section of this filing, expenses and difficulties frequently encountered by companies in an early stage of development. Such risks for the Company include, but are not limited to, an evolving business model. To address these risks the Company must, among other things, develop strong business development and management activities, develop the strength and quality of its operations, maximize the value delivered to clients, develop and enhance the Company's brand through marketing and networking initiatives. There can be no assurance that the Company will be successful in meeting these challenges and addressing such risks and the failure to do so could have a material adverse effect on the Company's business, financial condition, result of operations and prospects.

     17. Revised as noted.

     There are relatively low barriers to entry into the Company's business. Because firms such as the Company rely on the skill, knowledge and relationships of their personnel and their ability to market and create brand awareness, they have no patented technology that would preclude or inhibit competitors from entering their markets. The Company started with limited capital and anyone interested in entering the Company's business could also start with limited capital. In addition, any large or small management, production or film studio that seeks to obtain original screenplays could initiate a contest like the Company's or attract content through numerous of other channels. One of the most common channels for Company's like Hangman to attract content is by having an open submission policy, whereby anyone wanting to submit material can directly mail their submission directly to a managment, production or film studio for no fee.

     The Company is likely to face additional competition from new entrants into the market in the future because there are relatively low barriers to entry. There can be no assurance that existing or future competitors will not develop or offer services that provide significant performance, price, creative or other advantages over those offered by the Company, which could have a material adverse effect on its business, financial condition, results of operations and prospects.

     18. Revised as noted.

     EXECUTIVE OFFICERS AND MAJORITY SHAREHOLDERS MAINTAIN SIGNIFICANT CONTROL OVER THE COMPANY AND ITS ASSETS

     Hangman's Executive Officers maintain control over the Company's board of directors and also control the Company's business operations and policies. In addition, three shareholders, excluding the Company's Executive Officers, control 76.1% of the Company's issued and outstanding common stock. As a result, these majority shareholders will be able to exercise significant influence over all matters requiring stockholder approval, including the election of directors and approval of significant corporate transactions. Such concentration of ownership may also have the effect of delaying or preventing a change in control of the Company. See Part I, Item 4.

     19. Hangman will negotiate with both the creator of the content and management and production companies to help facilitate transfer of ownership of content. If the Company violates or fails to protect the rights of the content creators and the creator incur damages the Company may be liable. Any agreement that the Company enters into with a creator will be covered by legal contract, but the Company cannot insure against any potential suit brought by a screenwriter. The Company does not have an insurance policy covering claims in this matter and they could adversely affect the Company's business, results of operations and financial conditions.

     20. This section has been removed. It was not a material risk to investors.

     21. Revised. The second bullet point has been omitted.

     22. Revised as noted.

     There has never been any "established trading market" for shares of common stock of the Company. The Company intends to submit for listing on the OTC Bulletin Board of the National Association of Securities Dealers, Inc. ("NASD"). If a market for the Company's common stock does develop, the stock price may be volatile. The stock price may be volatile because the Company has limited public float and high concentration of ownership in a few stockholders, both of which can have an adverse effect on the any market of the Company's stock price.

     The Company does not expect the securities of the Company to trade at a price much higher than their initial offering price, which would make the Company's common stock "penny stock." Because of this the Company's stock differs from many stocks, in that it is a "penny stock." The Securities and Exchange Commission has adopted a number of rules to regulate "penny stocks." Because the Company's securities probably constitute "penny stock" within the meaning of the rules, the rules would apply to the Company and its securities. The rules may further affect the ability of owners of our stock to sell their securities in any market that may develop for them. There may be a limited market for penny stocks, due to the regulatory burdens on broker-dealers. The market among dealers may not be active. Investors in penny stock often are unable to sell stock back to the dealer that sold them the stock. The mark-ups or commissions charged by the broker-dealers may be greater than any profit a seller may make. Because of large dealer spreads, investors may be unable to sell the stock immediately back to the dealer at the same price the dealer sold the stock to the investor. In some cases, the stock may fall quickly in value. Investors may be unable to reap any profit from any sale of the stock, if they can sell it at all.

     No assurance can be given that any market for the Company's common stock will develop or be maintained. If a public market ever develops in the future, the sale of "unregistered" and "restricted" shares of common stock pursuant to Rule 144 of the Securities and Exchange Commission by members of management or others may have a substantial adverse impact on any such market; and all of these persons have satisfied the "holding period" under Rule 144.

     There is currently no market for the Company's common stock and there is no assurance that a market will develop. If a market develops, we anticipate that the market price of the Company's common stock will be subject to wide fluctuations in response to several factors including;

        - The Company's ability to execute its business plan and significantly grow the business.
        - Increased competition from competitors who offer competing services.
        - The Company's financial condition and results of operations.

     23.  Revised as noted.

          No assurance can be given that any market for the Company's common stock will develop or be maintained. If a public market ever develops in the future, the sale of "unregistered" and "restricted" shares of common stock pursuant to Rule 144 of the Securities and Exchange Commission by members of management or others may have a substantial adverse impact on any such market. The following table discloses the date that the Company's issued shares of common stock are available for resale:

                           Date              Number of           Aggregate
        Name              Acquired             Shares           Consideration
        ----              --------            ---------         -------------
        JAMES P. DOOLIN*         08/99               50,000           $     500

        ALYCIA D. ANTHONY*       08/99               25,000           $     250

        RICHARD R. ANTHONY*      08/99               25,000           $     250

        MICHAEL J. DOOLIN*       08/99              300,000           $   3,000

        PURCHASERS UNDER**       12/99              320,000           $  16,000
        RULE 506 OFFERING

        PURCHASERS UNDER***       01/04               20,000           $   1,000
        RULE 504 OFFERING

          * The 400,000 shares that the Company issued in September, 1999, are elgible for resale pursuant to Rule 144 of the Securities and Exchange Commission. These persons have satisfied the "holding period" under Rule 144.

          ** The 320,000 shares that the Company issued in December, 1999, in connection with the Offering are eligible for resale in compliance with Rule 144(k) of the Securities and Exchange Commission. These persons have satisfied the "holding period" under Rule 144.

          *** The 20,000 shares that the Company issued in January 13, 2004, in connection with the Offering are eligible for resale on January 13, 2005, in compliance with Rule 144 of the Securities and Exchange Commission.

     24. Addressed in response #25.

     25. Revised as noted.

     As of the first quarter of the year, ending March 31, 2004, the Company's average monthly expenditures were approximately $1,900. Starting in the second quarter of 2004, we increased the Company's marketing capability by subcontracting the Company's web-based contest platform. These changes increased the Company's average monthly expenditures to approximately $3,000 per month. For the next twelve months the Company anticipates average monthly expenditures to range from $3,000 to $5,000 per month. The Company's average monthly expenditures can be broken down between executive compensation of $1,500 per month and general and administrative expenses of $1,500 to $3,500 per month. General and administrative expenses include advertising of the Company's screenplay contest, which is expected to cost $500 to $1,000 per month. These expenses include banner advertisements and print advertisements. Other general and administrative expenses include the Company's website maintenance expenses ranging between $100 to $300 per month. Accounting and legal expenses are the remainder of the Company's expected general and administrative expenses. These expenses are expected to range between $750 to $2750 per month.

     The Company incurs a compensation expense of $1,500 per month for the Executive Officers. This expense is recorded as an accrued liability. This liability will be paid either when the Company's cash position warrants. If the Company is unable to pay the accrued liability by the end of the Company's fiscal year-end 2005, the Company will issue common stock for satisfaction of the debt. Stock issued will be issued at the price-per-share of the Company's most recent offering price, which is currently $.05 per share.

     The Company anticipates receiving an average of approximately 150 submissions per month, or approximately $5,000 of fees per month, throughout the four months of the contest. As of the date of this report the Company has averaged approximately 25 submissions per month, or approximately $900 of fees per month. The Company expects that the majority of the submissions will be received within the last few weeks of the contest's deadline, October 31, 2004. Although the Company plans to receive approximately 600 total submissions for its first contest it could receive significantly fewer submissions, which would have an adverse effect on the Company's operating cash flow. If the Company is unable to meet its revenue projections it will only have sufficient capital to continue operations throughout the end of the first contest, including the cost of the contest prize money. A shortfall in revenue may require the Company to raise additional funds in order to continue with the Company's planned business. If the Company's operations are not able to generate sufficient income and additional moneys are needed in the next twelve months, the Company's management will advance the Company monies not to exceed $25,000, as loans to the Company. The loan will be on terms no less favorable to the Company than would be available from a commercial lender in an arm's length transaction. If the Company needs funds in excess of $25,000, it will be up to the Company's management to raise such monies. These funds may be raised as either debt or equity, but management does not have any plans or relationships currently in place to raise such funds.

     The entry fee for the Company's contest is $25 for student entrants and $35 for all other entrants. The Company will award prize money of $5,000 to the first place winner, $500 for the second place winner and $250 for the third place winner. The Company's current cash position is sufficient to fund the award monies for the first contest. The Company plans to receive approximately 600 total submissions for its first contest, which would generate roughly $18,000 of revenue for the Company assuming half of the submissions are from students. If the Company does receive 600 total submissions it would cover all expenses associated with the contest including salaries to the Company's Executive Officers. However if the Company is unable to receive a total of 600 submissions the Company will realize an operating loss from hosting the contest. A significantly lower number of submissions, less than 300 total submissions, will have an impact on the Company's liquidity, which may make it difficult for the Company to continue its operations.

     The Company plans to host two contest per year in 2005. The first contest in 2005 will begin in the second quarter, and the third will commence in the fourth quarter of 2005. The Company plans to host these contests in association or partnership with a production or management company, but currently the Company has not established any agreements with a production or management company. There can be no assurance that the Company will be able to find a management or production company to co-host, partner or associate with the Company's future contests. The Company plans to use its
     existing         websites,          www.hangmanproductions.com          and
     www.screenwriterscontest.net, to market the Company's future contests. The Company does not anticipate allocating more than $1,000 to update these sites for future contests.

     The Company currently anticipates that its available cash resources will be sufficient to meet its presently anticipated working capital and capital expenditure requirements for the next six months. Beyond the next six months the Company's future liquidity and capital requirements will depend upon the success of its proposed business and the ability of the Company to generate profits from these operations. If the Company's operations are not able to generate sufficient income and additional moneys are needed in the next twelve months, the Company's management will advance the Company monies not to exceed $25,000, as loans to the Company. The loan will be on terms no less favorable to the Company than would be available from a commercial lender in an arm's length transaction. If the Company needs funds in excess of $25,000, it will be up to the Company's management to raise such monies. These funds may be raised as either debt or equity, but management does not have any plans or relationships currently in place to raise such funds. There can be no assurance that such additional funding, if needed, will be available on terms acceptable to the Company, or at all.

     At the completion of the Company's first contest, October 31, 2004, the Company will establish a panel of five to seven individuals to judge the contest's submissions. The panel of judges will include the Company's three executive officers and directors as well as two to four independent volunteers. The volunteers will be selected for their involvement in the film and entertainment industry. The volunteers have not yet been selected. The contest's judges will receive no consideration for their participation. Other than the two to four volunteer judges the Company does not plan to add additional personnel or employees. The Company incurs expense for the Company's Executive Officers of $1,600 per month. This expense is recorded as a general and administrative expense on the Company's income statement and all but $100 per month is recorded as an accrued liability on the Company's balance sheet. Hangman provides $100 per month of cash compensation to one of its Executive Officers.

     The Company does not plan to purchase or acquire any plant or other significant equipment, nor does the Company plan to commence any research and development activities.

     The foregoing contains "forward-looking" statements and information, all of which is modified by reference to the caption "Risk Factors."

     26. Addressed in response #25.

     27. Addressed in response #25.

     28. "Aforementioned planned growth" has been omitted. It is not relevant to the discussion.

     29. Addressed in response #25.

     30. Addressed in response #25.

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

     31. At June 30, 2004, the Company had total current assets of $4,770 and total liabilities of $9,000. Because the Company has accumulated losses since inception, has minimal assets, and has no sales activity the Company's auditor believes that these factors raise substantial doubt about the Company's ability to continue as a going concern. Management believes that with loans it provides to the Company and the Company's cash on hand of $4,770, as of June 30, 2004, will be sufficient to continue operations throughout the end of the first contest, including contest prize money. A shortfall in revenue may require the Company to raise additional funds in order to continue with the Company's planned business. The Company has secured any additional funds needed for the next twelve months from advance loans from the Company managment, as noted below. Management anticipates average monthly expenditures, including executive compensation, to range between $3,000 and $5,000 per month. Management also anticipates hosting two additional contests in 2005. These contests are projected to generate approximately $18,000 per contest, based on 600 submissions per contest with an average entry fee of $30. If the Company's operations are not able to generate sufficient income and additional moneys are needed in the next twelve months, the Company's management will advance the Company monies not to exceed $25,000, as loans to the Company. The loan will be on terms no less favorable to the Company than would be available from a commercial lender in an arm's length transaction. If the Company needs funds in excess of $25,000, it will be up to the Company's management to raise such monies. These funds may be raised as either debt or equity, but management does not have any plans or relationships currently in place to raise such funds. There can be no assurance that such additional funding, if needed, will be available on terms acceptable to the Company, or at all.

     32. Management believes that with loans it provides to the Company and the Company's cash on hand of $4,770, as of June 30, 2004, will be sufficient to continue operations throughout the end of the first contest, including contest prize money. A shortfall in revenue may require the Company to raise additional funds in order to continue with the Company's planned business. If the Company is unable to raise additional funds and/or the Company's business model does not generate sufficient revenue to cover expenses, management will continue to evolve the Company's business plan to become profitable. The Company's ability to continue as a going concern is dependent on management's ability to manage the Company's growth and expenses.

     33. At June 30, 2004, the Company had total current assets of $4,770 and total liabilities of $3,087. As of June 30, 2004, the Company's total future obligations are $3,087. These obligations are expected to increase by $1,500 per month due to acrrued salaries payable owed to the Company's executive officers.

     Because the Company has accumulated losses since inception, has minimal assets, and has no sales activity the Company's auditor believes that these factors raise substantial doubt about the Company's ability to continue as a going concern. Management believes that with loans it provides to the Company and the Company's cash on hand of $4,770, as of June 30, 2004, will be sufficient to continue operations throughout the end of the first contest, including contest prize money.

     Management anticipates average monthly expenditures, including executive compensation, to range between $3,000 and $5,000 per month. Management also anticipates hosting two additional contests in 2005. These contests are projected to generate approximately $18,000 per contest, based on 600 submissions per contest with an average entry fee of $30. If the Company's operations are not able to generate sufficient income and additional moneys are needed in the next twelve months, the Company's management will advance the Company monies not to exceed $25,000, as loans to the Company. The loan will be on terms no less favorable to the Company than would be available from a commercial lender in an arm's length transaction. If the Company needs funds in excess of $25,000, it will be up to the Company's management to raise such monies. These funds may be raised as either debt or equity, but management does not have any plans or relationships currently in place to raise such funds. There can be no assurance that such additional funding, if needed, will be available on terms acceptable to the Company, or at all. If the Company is unable to raise additional funds and/or the Company's business model does not generate sufficient revenue to cover expenses, management will continue to evolve the Company's business plan to become profitable. The Company's ability to continue as a going concern is dependent on management's ability to manage the Company's growth and expenses.

     34. James P. Doolin, President and a director, is 28 years of age. Mr. Doolin graduated from the University of Utah, in Salt Lake City. He graduated with a bachelor of science, finance degree. Mr. Doolin worked full-time for a boutique investment banking firm, Jenson Services, Inc., from 1998 until entering graduate school in 2001. In 2002, Mr. Doolin graduated with an MBA from Pepperdine University. After graduating from Pepperdine, he worked as an associate at an Investment Banking firm, RSM EquiCo, in Southern California from October 2002 through November 2003.

     35. Shane E. Thueson, Vice President and a director, is 28 years of age. Mr. Thueson attended, but did not graduate from Brigham Young University, where he studied history. Mr. Thueson worked for a entertainment management production company, Benderspink Management and Productions, in Hollywood, California, from 2001 through 2002. He is currently working at a music booking agency for alternative rock bands, and has been working for this agency for the past year.

     36. John K. Winchester, Secretary and director, is 29 years of age. Mr. Winchester graduated from the University of Utah, in Salt Lake City. He graduated with a bachelor of science, communication degree. Mr. Winchester is currently serving as the district merchandising coordinator for Sony Computer Entertainment America, Inc. He has worked with Sony Computer Entertainment America, Inc., since 2000.

     A footnote has been added to clarify the inclusion of the period ending June 30, 2004, to provide an accurate disclosure of current executive compensation.

     37. Revised as noted.

     Other than during the year ended December 31, 2003 the Company loaned money to an officer and director of the Company, and the exception of securities purchased on the Company's offerings, no transactions between members of management, nominees to become a director or executive officer, 10% stockholders, or promoters or persons who may be deemed to be parents of the Company have taken place. The loan was unsecured, carried no interest and was payable on demand. The loan was fully repaid during the year.

     38. Revised as requested.

     39. Revised as requested.

     40. Revised as requested.

     41. Revised as requested.

     42. Financial statements have been amended to reflect the comparable preceding fiscal 2003 interim period.

     43. Signatures have been amended to reflect the proper capacities of all signatures.

                                           Sincerely yours,

                                         /S/JAMES DOOLIN
                                            James Doolin
                                            President, Hangman Productions, Inc.


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